Disposal of Subsidiaries - Summary of Analysis of Assets and Liabilities on Date Control was Lost (Detail) - KSDY [member] $ in Thousands	1 Months Ended
Jun. 30, 2017 TWD ($)
Current assets
Cash and cash equivalents	$ 29,133
Inventories related to real estate business	1,427,874
Net assets disposed of	$ 1,457,007